Consolidated Statements Of Operations (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales	¥ 141,048	¥ 99,634	¥ 53,225
Cost of sales	72,300	51,164	27,297
Gross profit	68,748	48,470	25,928
Research and development expenses	30,303	21,197	17,896
Selling, general and administrative expenses	37,608	21,162	19,671
Operating income (loss)	837	6,111	(11,639)
Other income (expense):
Interest and dividend income	323	326	579
Interest expense	(153)	(3)	(4)
Impairment losses on investment securities	(2,254)	(512)	(316)
Other, net	(2,195)	(371)	1,454
Total other income (expense)	(4,279)	(560)	1,713
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	(3,442)	5,551	(9,926)
Income taxes (benefit)	(1,240)	2,352	1,457
Equity in earnings (loss) of affiliated company	7	(36)	(71)
Net income (loss)	¥ (2,195)	¥ 3,163	¥ (11,454)
Net income (loss) per share:
Basic	¥ (12.67)	¥ 18.03	¥ (64.09)
Diluted	¥ (12.67)	¥ 18.03	¥ (64.09)